Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Outstanding [Line Items]
Loans, principally from banks, maturing in installments through 2020; bearing weighted average interest of 1.68% and 1.83% at December 31, 2011 and 2010, respectively	¥ 1,297	¥ 1,013
Capital lease obligations	4,597	8,247
Long-term debt, including current installments	7,070	9,260
Less current portion	(3,702)	(5,129)
Long-term debt, excluding current installments (Note 9)	3,368	4,131
0.75% Japanese yen notes, due 2012
Debt Outstanding [Line Items]
Long-term debt	1,020
0.84% Japanese yen notes, due 2013
Debt Outstanding [Line Items]
Long-term debt	¥ 156